INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Information in Associates of Company and Company's Ownership (Detail) (Parenthetical) - shares	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Sep. 16, 2024
Compass Dois LTDA [Member] | Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)		51.00%	51.00%
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Number Of Share Disposed In Investment	33,524,185
Percentage Of Share Capital Disposed	(0.78%)
Cosan ownership interest	4.15%	4.15% [1]

[1]	In April 2024, Cosan sold 33,524,185 Vale shares, reducing its stake by 0.78%. The figure of 4.15% refers to the percentage holding, excluding treasury shares, for calculating equity equivalence and receiving dividends.